Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade and other payables - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Payables Abstract
Trade payables	€ 10,012	€ 6,643
Trade payables due to related parties	1,821	2,980
Accrued expenses	1,898	1,194
Other payables financial	153	476
Other payables non-financial	1,967	2,865
Total	€ 15,852	€ 14,159